FAIR VALUE, Fair Value Measurements of Loans Held at Fair Value (Q3) (Details) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Jul. 30, 2020
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held for investment at fair value	$ 76,293,824	[1]	$ 48,558,051	[1],[2]	$ 43,106,551
Total	76,293,824		48,558,051
Level 1 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held for investment at fair value	0		0
Total	0		0
Level 2 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held for investment at fair value	0		0
Total	0		0
Level 3 [Member]
Fair Value Measurements of Loans Held at Fair Value [Abstract]
Loans held for investment at fair value	76,293,824		48,558,051		$ 43,106,551
Total	$ 76,293,824		$ 48,558,051

[1]	Refer to Note 14 to our unaudited consolidated financial statements.
[2]	Refer to Footnote 14